Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

As of December 31, 2014
Deferred tax assets:
Net operating tax carry-forwards	$95,084

Gross deferred tax asset	95,084
Valuation allowance	(95,084)
Net deferred tax assets	$-